INTANGIBLE ASSETS, NET - Estimated Amortization Expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INTANGIBLE ASSETS, NET
2022	¥ 174,844
2023	81,660
2024	35,114
2025	35,107
2026 and thereafter	5,592
Intangible assets, net	¥ 332,317	$ 52,148	¥ 507,964